Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term:
Deferred income tax assets	$ 643	$ 964
Deferred income tax liabilities	(61)	(55)
Net deferred income tax assets	$ 582	$ 909